SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS
Disclosure Of Share Based Payments
10.	SHARE-BASED PAYMENTS

Employee Stock Ownership Plan 2019 and Employee Stock Ownership Plan 2023

The Board approved the Employee Stock Ownership Plan 2023 (“2023 ESOP”) in January 2023. The objectives of the Employee Stock Ownership Plan 2019 (“2019 ESOP”) and 2023 ESOP are to align the interest of the shareholders and key employees in order to increase the value of the Company in the long-term, and to commit key employees to the Company. The 2019 ESOP and 2023 ESOP provide for awards in the form of stock options to the Group’s key employees, and it is an equity-settled arrangement, except for stock options granted to certain employees which allow them to elect for shares or cash settlement.

The maximum number of options under the 2019 ESOP and 2023 ESOP that may be granted is 3% and 1.2% respectively of all of the Company’s issued and outstanding shares.

Subject to a participant’s continued employment, options granted under the 2019 ESOP and 2023 ESOP will vest upon satisfaction of vesting conditions set out in an award agreement and an exit event (a public offering of the shares of the Company or a sale of a controlling majority of the shares in the Company or Amer Sports Corporation or any of its holding companies or the sale of the majority of the business assets of the Group) (the “exit event”).

In addition to an exit event, 35% of the options granted are time-vested, which vest evenly on an annual basis over a 5-year period and 3-year period for 2019 ESOP and 2023 ESOP respectively, 65% of the options granted are with Group and/or brand performances.

The vesting of the options is subject to an exit event, which is a non-market performance condition. Share-based payment expenses for equity-settled awards and cash-settled awards have been recognized for the year ended December 31, 2023, as management deemed the public offering of the shares of the Company probable as of December 28, 2023. The expenses were booked against Other reserves for the equity-settled awards and against Other liabilities for the cash- settled awards, which reflected the vesting through the date the awards became probable of being earned. No share-based payment expenses for equity-settled awards and cash-settled awards have been recognized for the years ended December 31, 2022 and 2021 since the occurrence of an exit event was not yet deemed probable.

The number and weighted-average exercise prices of share options under the 2019 ESOP and 2023 ESOP were as follows:

2019 ESOP:	2023		2022		2021
		Weighted		Weighted		Weighted
	Number of	average	Number of	average	Number of	average
	options	exercise price	options	exercise price	options	exercise price
Outstanding at January 1	2,897,801	EUR 23.60	2,724,970	EUR 23.60	2,143,105	EUR 23.60
Granted during the year	558,816	EUR 23.60	201,636	EUR 23.60	1,244,384	EUR 23.60
Forfeited during the year	—	—	(28,805)	EUR 23.60	(662,519)	EUR 23.60
Exercised during the year	—	—	—	—	—	—

Outstanding at December 31	3,456,617	EUR 27.92	2,897,801	EUR 23.60	2,724,970	EUR 23.60
Exercisable at December 31	—	—	—	—	—	—

The options outstanding at December 31, 2023 had a weighted average exercise price of EUR 27.92 and a remaining contractual life of 6 years (December 31, 2022: 7 years, December 31, 2021: 8 years). No options were exercised during the reporting periods.

Included in the above options are cash-settled awards granted to certain employees. On January 16, 2021, May 20, 2021 and March 30, 2022, the Group granted 345,662, 34,566 and 92,177 options, respectively, to certain employees who can elect shares or cash settlement. The exercise price of these options granted was EUR 23.6. These options expire at November 27, 2029. The payoff of cash settlement, where applicable, is determined based on the share price of the Company at the time of exercise less the exercise price and relevant taxes.

2023 ESOP:	2023
		Weighted average
	Number of options	exercise price
Outstanding at January 1	—	—
Granted during the year	1,036,992	EUR 32.20
Forfeited during the year	(11,522)	EUR 32.20
Exercised during the year	—	—

Outstanding at December 31	1,025,470	EUR 35.79
Exercisable at December 31	—	—

The options outstanding at December 31, 2023 had a weighted average exercise price of EUR 35.79 and a remaining contractual life of 6 years. No options were exercised during the reporting periods.

Included in the above options are cash-settled awards granted to certain employees. On April 6, 2023, the Group granted 19,588 options to an employee who can elect shares or cash settlement. The exercise price of these options granted was EUR 32.20. These options expire at December 31, 2029. The payoff of cash settlement, where applicable, is determined based on the share price of the Company at the time of exercise less the exercise price and relevant taxes.

At December 28, 2023, the Group increased the exercise prices of certain options granted under 2019 ESOP and 2023 ESOP, with a cash compensation payable upon vesting. The incremental fair value of the modified options at the date of the modification was determined based on a Monte Carlo simulation model. For equity-settled awards, an incremental compensation cost will be recognized as an expense over the remaining vesting period from modification date, in addition to the remaining unamortized expense for the original options. The incremental expenses of the modified options were deemed immaterial. For cash-settled awards, the modified terms have been reflected in the remeasurement of the liability as of December 31, 2023.

Fair value of options granted

The fair value of the options has been measured using a Monte Carlo simulation model. Service and non-market performance conditions attached to the options were not taken into account in measuring fair value. Market performance condition was taken into account in measuring fair value. Equity-settled awards are measured on the grant date while cash-settled awards are remeasured until settlement.

The inputs used in the measurement of the fair values of equity-settled awards as at respective grant dates and the re-measurement of the fair values of cash- settled awards as at period end dates were as follows:

2019 ESOP:	Equity-settled awards			Cash-settled awards
	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2023	December 31, 2022	December 31, 2021

	Fair value at grant dates:			Remeasured fair value at period end dates:
Time vested options	EUR 23.13 - 27.84	EUR 18.88 - 22.94	EUR 8.10 - 14.03	EUR 25.41 - 35.75	EUR 22.22 - 22.87	EUR 18.25 - 18.43
Brand performance based options	EUR 22.08 - 22.86	EUR 18.32 - 22.02	EUR 7.94 - 13.67	EUR 25.03 - 36.54	EUR 22.22	EUR 18.25
Group performance based options	EUR 7.74 - 10.75	EUR 8.72 - 10.91	EUR 2.82 - 5.84	EUR 24.55 - 24.97	EUR 11.01	EUR 8.89
Fair value of underlying share at measurement dates	EUR 41.24 - 46.63	EUR 37.63 - 41.24	EUR 23.92 - 32.08	EUR 57.00	EUR 41.24	EUR 37.63
Exercise price	EUR 23.60	EUR 23.60	EUR 23.60	EUR 23.60 - EUR 34.40	EUR 23.60	EUR 23.60
Expected volatility	40.3% - 45.5%	39.0% - 45.5%	37.8% - 40.1%	40.0% - 44.0%	41.8% - 45.7%	38.9% - 41.1%
Expected life	1.75 - 6.00 years	3.05 - 6.00 years	4.18 - 6.00 years	1.25 - 4.25 years	3.00 - 5.25 years	4.00 - 5.39 years
Expected dividends	0%	0%	0%	0%	0%	0%
Risk-free interest rate	2.3% - 3.2%	0.3% - 2.0%	0%	2.0% - 2.9%	2.5%	0%

2023 ESOP:	Equity-settled awards	Cash-settled awards
	December 31, 2023	December 31, 2023
	Fair value at grant dates:	Remeasured fair value at period end dates:
Time vested options	EUR18.29 - 21.39	EUR 21.79
Brand performance based options	EUR17.08 - 17.51	EUR 18.68 - 24.54
Group performance based options	EUR 5.78 - 8.82	—
Fair value of underlying share at measurement dates	EUR 42.71 - 46.63	EUR 57.00
Exercise price	EUR 32.20	EUR 43.00
Expected volatility	40.3% - 44.0%	40.0% - 42.7%
Expected life	1.63 - 4.00 years	1.25 - 3.27 years
Expected dividends	0	0
Risk-free interest rate	2.3% - 3.2%	2.2% - 2.9%

Expected volatility has been based on the historical volatility of the comparable companies’ share price, particularly over the historical period commensurate with the expected life of the options.

Expenses recognized from share-based payment transactions were as follows:

USD million	2023	2022	2021
Equity-settled awards	10.7	—	—
Cash-settled awards	35.3	—	—
Total	46.0	—	—